Schedule of Loans Payable (Details) - USD ($)		Mar. 31, 2023		Feb. 01, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total loans payable		$ 2,411,430			$ 166,555
Current portion of loans payable		(2,402,867)			(145,866)
Long-term portion of loans payable		8,563			20,689
Unsecured loan one [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[1]	12,406			12,107
Unsecured loan two [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[2]	47,913			56,537
Unsecured loan three [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[3]	69,477			97,911
Unsecured loan four [member]
IfrsStatementLineItems [Line Items]
Total loans payable		2,177,418	[4]	$ 2,200,000		[4]
Unsecured loan five [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[5]	$ 104,216

[1]	Loans bearing interest accrue at 10% per annum are all unsecured. The loans matured between January and April 1, 2021 and are now due on demand. During the three months ended March 31, 2023, the Company made principal payments of $Nil (2022 - $1,516) and $Nil (2022 - $1,113) in interest payments.
[2]	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately US$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the three months ended March 31, 2023, the Company made $7,359 (2022 - $nil) in principal payments and $6,153 (2022 - $nil) in interest payments.
[3]	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the three months ended March 31, 2023, the Company made $26,447 (2022 - $nil) in principal payments and $2,997 (2022 - $nil) in interest payments.
[4]	On February 1, 2023, the Company entered into an agreement with to borrow $2,200,000. The loan was issued with a $200,000 discount and bears interest at a rate of 1% per month. The maturity date is April 1, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payment on the loan is $100,000. Upon repayment of the loan at any time, the Company has to pay an exit fee of $50,000. The minimum interest payment and exit fee have been recorded on the consolidated statement of comprehensive loss as finance costs. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. During the three months ended March 31, 2023, the Company recognized accretion expense of $27,419 (2022 - $nil). On April 26, 2023, the Company repaid the loan in its entirety, including the minimum interest and exit fee.
[5]	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the three months ended March 31, 2023, the Company made $Nil (2022 - $nil) in principal payments and $1,417 (2022 - $nil) in interest payments.